Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018						$ 300	$ 49,338,935	$ (56,015,486)		$ (6,676,251)
Beginning balance, shares at Dec. 31, 2018	11,973,258
Retroactive application of recapitalization, shares	(11,184,821)
Ending balance, value at Dec. 31, 2019	$ 300	$ 49,517,614	$ (55,958,716)	$ (217,625)	$ (6,658,427)	$ 80	49,339,155	(56,015,486)		(6,676,251)
Ending balance, shares at Dec. 31, 2019	11,973,258					788,437
Retroactive application of recapitalization	$ (220)	$ 220
Retroactive application of recapitalization, shares	(11,184,821)
Stock-based compensation							178,679			178,679
Contribution from noncontrolling interest									20	20
Net loss								56,770	(217,645)	(160,875)
Ending balance, value at Dec. 31, 2020						$ 80	49,517,834	(55,958,716)	(217,625)	(6,658,427)
Ending balance, shares at Dec. 31, 2020						788,437
Stock-based compensation							105,026			105,026
Net loss								(19,046,801)	(61,976)	(19,108,777)
Exercise of stock options						$ 1	262,861			262,862
Exercise of stock options, shares						14,241
Conversions of convertible notes						$ 7	5,696,696			5,696,703
Conversions of convertible notes, shares						67,899
Issuance of common stock for business combination, net of transaction costs						$ 34	7,695,230			7,695,264
Issuance of common stock for business combination, net of transaction costs, shares						342,214
Issuance of warrants							11,565,472			11,565,472
Warrants modification							56,590			56,590
Ending balance, value at Sep. 30, 2021						$ 122	74,899,709	(75,005,517)	(279,601)	(385,287)
Ending balance, shares at Sep. 30, 2021						1,212,791
Beginning balance, value at Dec. 31, 2020						$ 80	49,517,834	(55,958,716)	(217,625)	(6,658,427)
Beginning balance, shares at Dec. 31, 2020						788,437
Stock-based compensation							121,764			121,764
Net loss								(29,083,711)	(62,190)	(29,145,901)
Exercise of stock options						$ 1	262,861			$ 262,862
Exercise of stock options, shares						14,241				12,242
Conversions of convertible notes						$ 7	5,696,696			$ 5,696,703
Conversions of convertible notes, shares						67,899
Conversion of convertible notes						$ 2	2,247,613			2,247,615
Convertible Notes, shares						19,369
Issuance of common stock for business combination, net of transaction costs						$ 34	7,695,230			7,695,264
Issuance of common stock for business combination, net of transaction costs, shares						342,214
Issuance of warrants							11,565,472			11,565,472
Warrants modification							56,590			56,590
Deemed dividend related to warrants down round provision							803,140	(803,140)
Ending balance, value at Dec. 31, 2021						$ 124	77,967,200	(85,845,567)	(279,815)	(8,158,058)
Ending balance, shares at Dec. 31, 2021						1,232,160
Beginning balance, value at Jun. 30, 2021						$ 122	63,252,814	(57,841,991)	(243,653)	5,167,292
Beginning balance, shares at Jun. 30, 2021						1,212,791
Stock-based compensation							24,833			24,833
Net loss								(17,163,526)	(35,948)	(17,199,474)
Issuance of warrants							11,565,472			11,565,472
Warrants modification							56,590			56,590
Ending balance, value at Sep. 30, 2021						$ 122	74,899,709	(75,005,517)	(279,601)	(385,287)
Ending balance, shares at Sep. 30, 2021						1,212,791
Beginning balance, value at Dec. 31, 2021						$ 124	77,967,200	(85,845,567)	(279,815)	(8,158,058)
Beginning balance, shares at Dec. 31, 2021						1,232,160
Stock-based compensation							2,543,388			2,543,388
Net loss								(18,681,990)	(47,619)	$ (18,729,609)
Exercise of stock options, shares
Conversions of convertible notes						$ 93	17,868,004			$ 17,868,097
Conversions of convertible notes, shares						937,924
Deemed dividend related to warrants down round provision							881,598	(881,598)
Settlement of restricted stock units						$ 4	(4)
Settlement of restricted stock units, shares						34,867
Consultant compensation							54,250			54,250
Consultant compensation, shares						2,507
Ending balance, value at Sep. 30, 2022						$ 221	99,314,436	(105,409,155)	(327,434)	(6,421,932)
Ending balance, shares at Sep. 30, 2022						2,207,458
Beginning balance, value at Jun. 30, 2022						$ 178	95,019,729	(95,511,543)	(305,942)	(797,578)
Beginning balance, shares at Jun. 30, 2022						1,776,520
Stock-based compensation							157,148			157,148
Net loss								(9,834,073)	(21,492)	(9,855,565)
Conversions of convertible notes						$ 43	4,074,020			4,074,063
Conversions of convertible notes, shares						428,438
Deemed dividend related to warrants down round provision							63,539	(63,539)
Settlement of restricted stock units
Settlement of restricted stock units, shares						2,500
Ending balance, value at Sep. 30, 2022						$ 221	$ 99,314,436	$ (105,409,155)	$ (327,434)	$ (6,421,932)
Ending balance, shares at Sep. 30, 2022						2,207,458